COLUMBIA ACORN TRUST

227 W. MONROE STREET, SUITE 3000

CHICAGO, IL 60602

May 4, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Columbia Acorn Trust

1933 Act Registration No. 002-34223

1940 Act Registration No. 811-01829

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), Columbia Acorn Trust (the “Trust”) certifies that:

a.	the forms of prospectuses and statement of additional information dated May 1, 2012 for the series of the Trust that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 27, 2012.

Very truly yours,
COLUMBIA ACORN TRUST
By:	/s/ Bruce H. Lauer
Bruce H. Lauer, Vice President, Secretary
and Treasurer